Stock-Based Compensation - Summary of Performance Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Number of Shares, Outstanding, Beginning Balance (in shares)	103,546
Number of Shares, Outstanding, Ending Balance (in shares)	65,766
Number of Shares, Exercisable, Ending Balance (in shares)	65,766
Weighted Average Grant Date Fair Value
Weighted Average Exercise Price, Outstanding, Beginning Balance (in dollars per share)	$ 15.24
Weighted Average Exercise Price, Outstanding, Ending Balance (in dollars per share)	16.27
Weighted Average Exercise Price, Exercisable, Ending Balance (in dollars per share)	$ 16.27
Weighted Average Remaining Contractual Term (in years), outstanding	2 years 6 months
Aggregate intrinsic value, outstanding	$ 1,699
Aggregate intrinsic value, exercisable	$ 1,699
Performance Stock Options
Number of Shares
Number of Shares, Outstanding, Beginning Balance (in shares)	0
Number of Shares, Awarded (in shares)	340,996
Number of Shares, Cancelled/Forfeited (in shares)	(74,474)
Number of Shares, Outstanding, Ending Balance (in shares)	266,522
Number of Shares, Vested or Expected to Vest (in shares)	244,865
Number of Shares, Exercisable, Ending Balance (in shares)		0
Weighted Average Grant Date Fair Value
Weighted Average Exercise Price, Outstanding, Beginning Balance (in dollars per share)	$ 0.00
Weighted Average Exercise Price, Awarded (in dollars per share)	31.32
Weighted Average Exercise Price, Cancelled/Forfeited (in dollars per share)	30.95
Weighted Average Exercise Price, Outstanding, Ending Balance (in dollars per share)	31.43
Weighted Average Exercise Price, Vested and Expected to Vest (in dollars per share)	$ 31.47
Weighted Average Exercise Price, Exercisable, Ending Balance (in dollars per share)		$ 0.00
Weighted Average Remaining Contractual Term (in years), outstanding	6 years
Options weighted average remaining contractual term	6 years
Aggregate intrinsic value, outstanding	$ 2,845
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	2,603
Aggregate intrinsic value, exercisable	$ 0